Nature of Operations and Basis of Presentation - Stock and Revision (Details) (USD $)					0 Months Ended
	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Restatement Adjustment	Apr. 16, 2014 Common Stock	Apr. 16, 2014 Common Stock Over-Allotment Option
Class of Stock [Line Items]
Reclassification of asset retirement obligation from accrued expenses and other to other long-term liabilities	$ 24,266	$ 21,022	$ 12,641	$ 10,000
Shares issued					6,708,332	874,999
IPO price per share (USD per share)					$ 15.00
Stock split, conversion ratio					125,614.14
Proceeds from issuance IPO, net of discounts, commissions, and other offering expenses					$ 91,000,000